Employee Benefits - Disclosure of Detailed Information About Employee Benefits (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Short-term employee benefits expense [abstract]
Salaries and wages	€ 2,876	€ 2,451	€ 5,505	€ 4,182
WBSO subsidy	(733)	(953)	(1,900)	(2,005)
Social security premiums	198	146	449	293
Health insurance	69	36	188	62
Pension costs	188	181	390	322
Share award expense	2,109	3,254	4,554	7,880
Other personnel expense	224	148	433	264
Total employee benefits expense	€ 4,931	€ 5,263	€ 9,619	€ 10,998